Management Risks - Summary of VaR Total - Historical Simulation (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group	R$ 372.3	R$ 329.8
Interest rates [Member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group	764.7	607.4
Currency risk [member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group	11.9	17.0
Equity price risk [member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group	46.4	44.3
Commodity price risk [member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group	0.8	0.8
Risk diversification effect [member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group	(451.5)	(339.7)
Average [Member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group	409.9	236.6
Average [Member] | Interest rates [Member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group	721.0	482.5
Average [Member] | Currency risk [member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group	20.4	18.4
Average [Member] | Equity price risk [member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group	45.4	45.2
Average [Member] | Commodity price risk [member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group	1.5	1.7
Bottom of range [member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group	304.8	155.1
Bottom of range [member] | Interest rates [Member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group	583.6	323.7
Bottom of range [member] | Currency risk [member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group	6.5	6.8
Bottom of range [member] | Equity price risk [member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group	38.5	34.0
Bottom of range [member] | Commodity price risk [member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group	0.7	0.7
Top of range [member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group	874.0	341.5
Top of range [member] | Interest rates [Member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group	1,311.9	607.4
Top of range [member] | Currency risk [member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group	50.2	33.2
Top of range [member] | Equity price risk [member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group	54.9	63.3
Top of range [member] | Commodity price risk [member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group	R$ 4.0	R$ 4.0